Lease Right-of-Use Asset and Lease Liabilities - Schedule of Maturities of Operating Lease Obligation (Details) (10-K) - USD ($)	Oct. 31, 2020	Jul. 31, 2020
Leases [Abstract]
July 31, 2021 (11 months)		$ 16,632
Total	$ 12,325	$ 16,632